Liquidity and Going Concern (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Dec. 16, 2022
Liquidity [Abstract]
Net loss	$ (15,777,704)	$ 23,596,914	$ 10,256,622
Net cash used in operating activities	(17,773,998)	33,132,430	$ 632,490
Accumulated deficit	(4,955,326)	4,376,698
Working capital	7,300,000
Cash and cash equivalents	2,219,973	21,572,336		$ 2,500,000
Advance from customers	$ 3,463,413	$ 10,067,278